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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05127

Advance Capital I, Inc.

 (Exact name of registrant as specified in charter)

One Towne Square, Suite 444	Southfield, Michigan 48076
(Address of principal executive offices)	(Zip code)

Robert J. Cappelli

One Towne Square, Suite 444

Southfield, Michigan  48076

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (248) 350-8543

Date of fiscal year end:   December 31

Date of reporting period:   September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2011

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 6.6%
Agnico-Eagle Mines Ltd	2,300	$ 136,896
Air Products & Chemicals, Inc.	1,700	129,829
Albemarle Corp.	2,600	105,040
Carpenter Technology Corp.	4,800	215,472
CF Industries Holdings, Inc.	2,700	333,153
Cliffs Natural Resources, Inc.	8,600	440,062
Compass Minerals	11,000	734,580
Eldorado Gold Corp.	20,100	344,514
HudBay Minerals, Inc.	31,400	299,870
Intrepid Potash, Inc.*	6,000	149,220
Osisko Mining Corp.*	23,500	297,510
PPG Industries, Inc.	2,800	197,848
Rockwood Holdings, Inc.*	10,800	363,852
Sherwin-Williams Co.	8,900	661,448
Sigma-Aldrich Corp.	2,700	166,833
Sociedad Quimica y Minera - ADR	6,600	315,546
Stillwater Mining Co.*	10,100	85,850
Ternium SA - ADR	7,400	154,142
United States Steel Corp.	3,600	79,236
Vulcan Materials Co.	5,300	146,068

COMMUNICATIONS - 8.2%
Aruba Networks, Inc.*	14,900	311,559
Central European Media*	6,600	51,546
Ciena Corp.*	10,200	114,240
Crown Castle International*	16,500	671,055
CTC Media, Inc.*	9,600	85,440
Ctrip.com International Ltd - ADR*	9,400	302,257
Discovery Communications*	17,800	625,670
Equinix, Inc.*	1,600	142,128
F5 Networks, Inc.*	2,500	177,625
Factset Research Systems	1,900	169,043
JDS Uniphase Corp.*	21,000	209,370
Juniper Networks, Inc.*	14,200	245,092
Liberty Interactive Corp.*	42,500	627,300
Liberty Media Corp - Starz*	2,300	146,188
McGraw-Hill Cos., Inc.	14,100	578,100
NII Holdings, Inc.*	4,200	113,190
Omnicom Group, Inc.	17,000	626,280
Pandora Media, Inc.*	12,400	181,660
Rackspace Hosting, Inc.*	4,200	143,388
SBA Communications Corp.*	14,500	499,960
Sina Corp.*	3,900	279,279
TIBCO Software, Inc.*	15,900	356,001

CONSUMER, CYCLICAL - 16.5%
AutoZone, Inc.*	1,000	319,190
Bed Bath & Beyond, Inc.*	11,100	636,141
CarMax, Inc.*	22,200	529,470
Chico's FAS, Inc.	11,900	136,017
Chipotle Mexican Grill, Inc.*	900	272,655
Choice Hotels International	10,200	303,144
Copa Holdings SA	4,700	287,969
Copart, Inc.*	4,000	156,480
Dick's Sporting Goods, Inc.	6,900	230,874
Dollar General Corp.*	10,200	385,152
Dollar Tree, Inc.*	5,800	435,812
Fastenal Co.	12,700	422,656
Fossil, Inc.*	4,100	332,346
Gap, Inc.	6,800	110,432
Guess?, Inc.	4,000	113,960
Hyatt Hotels Corp.*	4,000	125,480
International Game Tech.	13,900	201,967
Kohl's Corp.	10,600	520,460
Madison Square Garden Co.*	10,325	235,410
Marriott International, Inc.	23,180	631,423
Mattel, Inc.	22,800	590,292
Men's Wearhouse, Inc.	5,337	139,189
O'Reilly Automotive, Inc.*	7,500	499,725
PACCAR, Inc.	3,500	118,370
Panera Bread Co.*	3,000	311,820
PetSmart, Inc.	7,000	298,550
Ross Stores, Inc.	8,900	700,341
Royal Caribbean Cruises Ltd	21,500	465,260
Skywest, Inc.	11,800	135,818
Southwest Airlines Co.	32,000	257,280
Starwood Hotels & Resorts	13,700	531,834
Tiffany & Co.	5,400	328,428
Tim Hortons, Inc.	9,500	439,660
Toll Brothers, Inc.*	8,600	124,098
Tractor Supply Co.	2,800	175,084
TRW Automotive Holdings*	9,500	310,935
Urban Outfitters, Inc.*	8,000	178,480
WABCO Holdings, Inc.*	8,100	306,666
Williams-Sonoma, Inc.	5,700	175,503
WMS Industries, Inc.*	6,900	121,371
WW Grainger, Inc.	2,900	433,666
Wynn Resorts Ltd	2,900	333,732

CONSUMER, NON-CYCLICAL - 20.4%
Alexion Pharmaceuticals*	8,600	550,916
American Reprographics Co.*	10,200	34,272
AMERIGROUP Corp.*	6,100	237,961
AmerisourceBergen Corp.	23,000	857,210
Avon Products, Inc.	22,100	433,160
Beam, Inc.*	4,200	227,136
BioMarin Pharmaceutical, Inc.*	7,200	229,464
Brown-Forman Corp.	4,625	324,398
Bruker Corp.*	9,500	128,535
Campbell Soup Co.	3,900	126,243
Catalyst Health Solutions, Inc.*	5,300	305,757
Charles River Laboratories*	2,900	82,998
Church & Dwight Co., Inc.	9,800	433,160
Cigna Corp.	3,800	159,372
Clorox Co.	2,600	172,458

Community Health Systems*	6,600	109,824
Covance, Inc.*	3,600	163,620
CR Bard, Inc.	6,100	533,994
DaVita, Inc.*	5,100	319,617
Dendreon Corp.*	10,100	90,900
DENTSPLY International, Inc.	9,500	291,555
Edwards Lifesciences Corp.*	2,000	142,560
Flowers Foods, Inc.	10,500	204,330
Genpact Ltd*	8,900	128,071
Green Dot Corp.*	5,700	178,524
Henry Schein, Inc.*	5,500	341,055
Hershey Co.	5,400	319,896
Hertz Global Holdings, Inc.*	9,800	87,220
Human Genome Sciences*	34,900	442,881
Humana, Inc.	2,200	160,006
IDEXX Laboratories, Inc.*	3,100	213,807
Illumina, Inc.*	5,500	225,060
Incyte Corp Ltd*	22,100	308,737
Intuitive Surgical, Inc.*	400	145,712
JM Smucker Co.	2,300	167,647
Laboratory Corp of America*	4,500	355,725
Life Technologies Corp.*	3,500	134,505
Lorillard, Inc.	1,400	154,980
Manpower, Inc.	12,000	403,440
McCormick & Co., Inc.	6,100	281,576
Mead Johnson Nutrition Co.	2,300	158,309
Mednax, Inc.*	4,900	306,936
Moody's Corp.	12,800	389,760
Myriad Genetics, Inc.*	7,200	134,928
New Oriental Education - ADR*	12,000	275,640
Paychex, Inc.	7,387	194,795
Quanta Services, Inc.*	8,100	152,199
Quest Diagnostics, Inc.	9,422	465,070
Regeneron Pharmaceuticals*	6,500	378,300
Ritchie Bros Auctioneers	5,100	102,969
Robert Half International	10,500	222,810
Sotheby's	17,700	487,989
Strayer Education, Inc.	1,100	84,337
SXC Health Solutions Corp.*	6,600	367,620
Thoratec Corp.*	4,600	150,144
Universal Health Services	4,100	139,400
Valeant Pharmaceuticals*	6,400	237,568
Varian Medical Systems, Inc.*	2,500	130,400
Verisk Analytics, Inc.*	6,200	215,574
Vertex Pharmaceuticals, Inc.*	8,470	376,576
Weight Watchers	3,000	174,750
Western Union Co.	43,600	666,644
Whole Foods Market, Inc.	7,500	489,825

ENERGY - 9.6%
Arch Coal, Inc.	16,597	241,984
Cameron International Corp.*	13,700	569,098
Cimarex Energy Co.	2,900	161,530
Concho Resources, Inc.*	7,900	562,006
Continental Resources, Inc.*	4,600	222,502
Core Laboratories	4,000	359,320
Diamond Offshore Drilling	4,700	257,278
Dresser-Rand Group, Inc.*	5,700	231,021
Dril-Quip, Inc.*	2,400	129,384
EQT Corp.	7,800	416,208

First Solar, Inc.*	3,300	208,593
FMC Technologies, Inc.*	19,800	744,480
Forest Oil Corp.*	5,700	82,080
Kosmos Energy Ltd*	9,800	114,758
Murphy Oil Corp.	2,700	119,232
Nabors Industries Ltd*	15,300	187,578
Newfield Exploration Co.*	3,900	154,791
Oceaneering International	13,400	473,556
Peabody Energy Corp.	16,400	555,632
QEP Resources, Inc.	8,000	216,560
Quicksilver Resources, Inc.*	15,700	119,006
Range Resources Corp.	11,000	643,060
SM Energy Co.	4,600	278,990
Southwestern Energy Co.*	5,900	196,647
Tetra Technologies, Inc.*	8,500	65,620
Ultra Petroleum Corp.*	3,500	97,020
Walter Energy, Inc.	5,600	336,056

FINANCIAL - 5.7%
Air Lease Corp.*	6,800	130,560
Arch Capital Group Ltd*	4,500	147,038
Axis Capital Holdings Ltd	4,700	121,918
BankUnited, Inc.	5,800	120,408
Brown & Brown, Inc.	12,500	222,500
CBOE Holdings, Inc.	12,600	308,322
Eaton Vance Corp.	6,400	142,528
Fifth Third Bancorp	13,200	133,320
First Horizon National Corp.	16,739	99,764
Forest City Enterprises, Inc.*	14,400	153,504
HCC Insurance Holdings, Inc.	5,500	148,775
IntercontinentalExchange*	5,200	614,952
Invesco Ltd	7,100	110,121
Jones Lang LaSalle, Inc.	10,100	523,281
Lazard Ltd	9,600	202,560
Northern Trust Corp.	3,400	118,932
NYSE Euronext	4,300	99,932
Principal Financial Group	5,100	115,617
RenaissanceRe Holdings Ltd	2,600	165,880
SLM Corp.	8,600	107,070
SVB Financial Group*	2,500	92,500
TCF Financial Corp.	12,900	118,164
TD Ameritrade Holding Corp.	12,200	179,401
Waddell & Reed Financial	4,600	115,046
Willis Group Holdings PLC	3,600	123,732
WR Berkley Corp.	4,100	121,729
Zions Bancorporation	7,000	98,560

INDUSTRIAL - 14.5%
AMETEK, Inc.	7,650	252,221
Amphenol Corp.	8,700	354,699
Babcock & Wilcox Co.*	14,050	274,678
CH Robinson Worldwide, Inc.	9,500	650,465
CLARCOR, Inc.	3,900	161,382
Clean Harbors, Inc.*	3,800	194,940
Cooper Industries PLC	11,800	544,216
Cummins, Inc.	7,200	587,952
Dolby Laboratories, Inc.*	4,800	131,712
Donaldson Co., Inc.	4,800	263,040
Embraer SA - ADR*	10,100	256,237
Expeditors International	11,500	466,325

Flowserve Corp.	2,200	162,800
Fluor Corp.	9,500	442,225
General Cable Corp.*	5,100	119,085
Gentex Corp.	12,700	305,435
Goodrich Corp.	4,000	482,720
Graco, Inc.	4,500	153,630
Hubbell, Inc.	5,600	277,424
IDEX Corp.	3,725	116,071
II-VI, Inc.*	8,000	140,000
Itron, Inc.*	3,700	109,150
Jabil Circuit, Inc.	11,500	204,585
Joy Global, Inc.	7,800	486,564
Kansas City Southern*	11,500	574,540
Landstar System, Inc.	8,600	340,216
McDermott International, Inc.*	26,200	281,912
Mettler-Toledo*	2,200	307,912
National Instruments Corp.	5,575	127,445
Pall Corp.	7,400	313,760
Rockwell Collins, Inc.	3,400	179,384
Roper Industries, Inc.	6,800	468,588
Stericycle, Inc.*	2,500	201,800
Terex Corp.*	5,500	56,430
TransDigm Group, Inc.*	2,400	196,008
Trimble Navigation Ltd*	14,900	499,895
Valmont Industries, Inc.	3,700	288,378
Wabtec Corp.	4,100	216,767
Waste Connections, Inc.	6,650	224,903
Waters Corp.*	2,500	188,725
Zebra Technologies Corp.*	3,800	117,572

TECHNOLOGY - 15.6%
Adobe Systems, Inc.*	11,300	273,121
Allscripts Healthcare*	20,300	365,806
Altera Corp.	11,500	362,595
Analog Devices, Inc.	15,000	468,750
ANSYS, Inc.*	7,400	362,896
Ariba, Inc.*	10,200	282,642
ARM Holdings PLC - ADR	15,400	392,700
Atmel, Corp.*	52,500	423,675
Autodesk, Inc.*	19,900	553,021
Cerner Corp.*	4,300	294,636
Check Point Software Tech.*	5,300	279,628
Citrix Systems, Inc.*	3,600	196,308
Concur Technologies, Inc.*	9,800	364,854
Dun & Bradstreet Corp.	1,900	116,394
Fortinet, Inc.*	7,800	131,040
Informatica Corp.*	6,600	270,270
Intersil Corp.	10,000	102,900
Intuit, Inc.	11,200	531,328
KLA-Tencor Corp.	3,500	133,980
Lam Research Corp.*	10,200	387,396
Linear Technology Corp.	17,000	470,050
Marvell Technology Group*	31,500	457,223
Microchip Technology, Inc.	10,557	328,428
MICROS Systems, Inc.*	5,000	219,650
MSCI, Inc.*	11,200	339,696
NetApp, Inc.*	3,700	125,541
Nuance Communications*	39,000	793,260
NVIDIA Corp.*	32,700	409,077
ON Semiconductor Corp.*	23,100	165,858

QLogic Corp.*	10,300	130,604
Red Hat, Inc.*	13,000	549,380
Riverbed Technology, Inc.*	6,100	121,756
Rovi Corp.*	9,300	399,714
Silicon Laboratories, Inc.*	10,600	355,524
Skyworks Solutions, Inc.*	11,400	204,744
Solera Holdings, Inc.	3,800	191,900
Teradata Corp.*	6,900	369,357
TriQuint Semiconductor, Inc.*	15,900	79,818
Xilinx, Inc.	21,100	578,984

UTILITIES - 0.4%
Calpine Corp.*	20,300	285,824

TOTAL COMMON STOCK - 97.5%
(Cost $79,590,315)		78,859,526

SHORT-TERM INVESTMENTS - 1.2%
Fifth Third Inst. Money Market Fund, 0.06% Yield
(Cost $988,312)		988,312

TOTAL INVESTMENTS IN SECURITIES - 98.7%
(Cost $80,578,627)		79,847,838

OTHER ASSETS LESS LIABILITIES - 1.3%		1,052,517

TOTAL NET ASSETS - 100.0%		$ 80,900,355

* Securities are non-income producing
ADR - American Depository Receipt

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2011

Common Stock	Shares	Value

BASIC MATERIALS - 3.1%
Agnico-Eagle Mines Ltd	700	$ 41,664
Air Products & Chemicals, Inc.	3,500	267,295
Albemarle Corp.	700	28,280
BHP Billiton Ltd - ADR	2,800	186,032
Carpenter Technology Corp.	1,800	80,802
CF Industries Holdings, Inc.	800	98,712
Cliffs Natural Resources, Inc.	2,900	148,393
Compass Minerals	3,400	227,052
Eldorado Gold Corp.	17,700	303,378
Freeport-McMoRan Copper	10,800	328,860
HudBay Minerals, Inc.	9,100	86,905
Intrepid Potash, Inc.*	1,800	44,766
Monsanto Co.	3,500	210,140
Nucor Corp.	6,500	205,660
Osisko Mining Corp.*	23,400	296,244
Potash Corp of Saskatchewan	4,900	211,778
PPG Industries, Inc.	3,900	275,574
Rockwood Holdings, Inc.*	3,500	117,915
Sherwin-Williams Co.	6,700	497,944
Sigma-Aldrich Corp.	900	55,611
Sociedad Quimica y Minera - ADR	6,400	305,984
Stillwater Mining Co.*	3,400	28,900
Ternium SA - ADR	11,000	229,130
United States Steel Corp.	1,100	24,211
Vale SA - ADR	8,200	186,960
Vulcan Materials Co.	7,900	217,724

COMMUNICATIONS - 4.1%
Aruba Networks, Inc.*	4,900	102,459
AT&T, Inc.	22,500	641,700
Central European Media*	3,700	28,897
Charter Communications, Inc.*	5,900	276,356
Ciena Corp.*	3,300	36,960
Crown Castle International*	5,200	211,484
CTC Media, Inc.*	3,400	30,260
Ctrip.com International Ltd - ADR*	2,700	86,819
DIRECTV*	5,100	215,577
Discovery Communications*	5,700	200,355
Equinix, Inc.*	500	44,415
F5 Networks, Inc.*	800	56,840
Factset Research Systems	600	53,382
Google, Inc.*	500	257,520
JDS Uniphase Corp.*	6,800	67,796
Juniper Networks, Inc.*	4,500	77,670
Liberty Interactive Corp.*	39,600	584,496
Liberty Media Corp - Starz*	600	38,136
McGraw-Hill Cos., Inc.	14,600	598,600
NII Holdings, Inc.*	1,500	40,425
Omnicom Group, Inc.	14,700	541,548
Pandora Media, Inc.*	4,100	60,065
Rackspace Hosting, Inc.*	1,400	47,796

SBA Communications Corp.*	4,600	158,608
Sina Corp.*	1,100	78,771
TIBCO Software, Inc.*	5,200	116,428
Time Warner Cable, Inc.	3,400	213,078
Time Warner, Inc.	16,766	502,477
Walt Disney Co.	30,600	922,896

CONSUMER, CYCLICAL - 6.9%
AutoZone, Inc.*	1,100	351,109
Bed Bath & Beyond, Inc.*	3,500	200,585
CarMax, Inc.*	7,600	181,260
Carnival Corp.	13,300	402,990
Chico's FAS, Inc.	3,800	43,434
Chipotle Mexican Grill, Inc.*	300	90,885
Choice Hotels International	3,400	101,048
Copa Holdings SA	1,500	91,905
Copart, Inc.*	1,200	46,944
CVS Caremark Corp.	15,200	510,568
Dick's Sporting Goods, Inc.	2,200	73,612
Dollar General Corp.*	2,900	109,504
Dollar Tree, Inc.*	1,750	131,495
Fastenal Co.	3,700	123,136
Fossil, Inc.*	1,100	89,166
Gap, Inc.	14,400	233,856
Guess?, Inc.	1,400	39,886
Home Depot, Inc.	21,900	719,853
Hyatt Hotels Corp.*	1,200	37,644
International Game Tech.	18,800	273,164
Johnson Controls, Inc.	8,900	234,693
Kohl's Corp.	11,000	540,100
Lennar Corp.	14,600	197,684
Madison Square Garden Co.*	3,300	75,240
Marriott International, Inc.	7,675	209,067
Mattel, Inc.	20,400	528,156
McDonald's Corp.	6,500	570,830
Men's Wearhouse, Inc.	1,575	41,076
O'Reilly Automotive, Inc.*	2,400	159,912
PACCAR, Inc.	7,100	240,122
Panera Bread Co.*	1,000	103,940
PetSmart, Inc.	2,300	98,095
Ross Stores, Inc.	2,800	220,332
Royal Caribbean Cruises Ltd	6,900	149,316
Skywest, Inc.	3,800	43,738
Southwest Airlines Co.	59,500	478,380
Starwood Hotels & Resorts	14,400	559,008
Tiffany & Co.	1,700	103,394
Tim Hortons, Inc.	2,800	129,584
TJX Cos., Inc.	7,400	410,478
Toll Brothers, Inc.*	2,800	40,404
Tractor Supply Co.	1,100	68,783
TRW Automotive Holdings*	8,300	271,659
Urban Outfitters, Inc.*	2,600	58,006
WABCO Holdings, Inc.*	2,600	98,436
Walgreen Co.	13,900	457,171
Williams-Sonoma, Inc.	1,800	55,422
WMS Industries, Inc.*	2,300	40,457
WW Grainger, Inc.	3,100	463,574
Wynn Resorts Ltd	900	103,572

CONSUMER, NON-CYCLICAL - 12.7%
Aetna, Inc.	5,800	210,772
Alexion Pharmaceuticals*	2,700	172,962
Altria Group, Inc.	13,600	364,616
American Reprographics Co.*	4,000	13,440
AMERIGROUP Corp.*	1,900	74,119
AmerisourceBergen Corp.	29,400	1,095,738
Amgen, Inc.	12,200	670,512
Automatic Data Processing	5,100	240,465
Avon Products, Inc.	17,000	333,200
Baxter International, Inc.	9,800	550,172
Beam, Inc.*	5,200	281,216
Becton Dickinson and Co.	3,600	263,952
BioMarin Pharmaceutical, Inc.*	1,900	60,553
Brown-Forman Corp.	1,350	94,689
Bruker Corp.*	3,600	48,708
Campbell Soup Co.	7,900	255,723
Catalyst Health Solutions, Inc.*	1,600	92,304
Charles River Laboratories*	1,000	28,620
Church & Dwight Co., Inc.	2,800	123,760
Cigna Corp.	6,200	260,028
Clorox Co.	800	53,064
Coca-Cola Co.	8,400	567,504
Community Health Systems*	2,200	36,608
Covance, Inc.*	1,000	45,450
CR Bard, Inc.	5,300	463,962
DaVita, Inc.*	1,650	103,406
Dendreon Corp.*	3,200	28,800
DENTSPLY International, Inc.	3,100	95,139
Diageo PLC - ADR	9,400	713,742
Edwards Lifesciences Corp.*	700	49,896
Flowers Foods, Inc.	3,400	66,164
General Mills, Inc.	9,800	377,202
Genpact Ltd*	4,100	58,999
Green Dot Corp.*	1,700	53,244
HCA Holdings, Inc.*	8,800	177,408
Henry Schein, Inc.*	1,700	105,417
Hershey Co.	1,700	100,708
Hertz Global Holdings, Inc.*	3,200	28,480
Human Genome Sciences*	11,500	145,935
Humana, Inc.	700	50,911
IDEXX Laboratories, Inc.*	1,000	68,970
Illumina, Inc.*	1,900	77,748
Incyte Corp Ltd*	7,400	103,378
Intuitive Surgical, Inc.*	100	36,428
JM Smucker Co.	600	43,734
Kellogg Co.	4,900	260,631
Laboratory Corp of America*	1,500	118,575
Life Technologies Corp.*	1,100	42,273
Lorillard, Inc.	4,000	442,800
Manpower, Inc.	4,400	147,928
McCormick & Co., Inc.	7,300	336,968
McKesson Corp.	11,500	836,050
Mead Johnson Nutrition Co.	600	41,298
Mednax, Inc.*	1,500	93,960
Molson Coors Brewing Co.	6,900	273,309
Moody's Corp.	15,600	475,020
Myriad Genetics, Inc.*	2,200	41,228
New Oriental Education - ADR*	3,600	82,692

Paychex, Inc.	1,993	52,555
PepsiCo., Inc.	10,400	643,760
Philip Morris International	12,900	804,702
Procter & Gamble Co.	20,500	1,295,190
Quanta Services, Inc.*	2,100	39,459
Quest Diagnostics, Inc.	11,788	581,856
Regeneron Pharmaceuticals*	1,900	110,580
Ritchie Bros Auctioneers	1,600	32,304
Robert Half International	3,600	76,392
Sotheby's	5,900	162,663
Strayer Education, Inc.	400	30,668
SXC Health Solutions Corp.*	2,100	116,970
Teva Pharmaceutical - ADR	9,100	338,702
Thoratec Corp.*	1,600	52,224
UnitedHealth Group, Inc.	14,000	645,680
Universal Health Services	1,400	47,600
Valeant Pharmaceuticals*	2,000	74,240
Varian Medical Systems, Inc.*	900	46,944
Verisk Analytics, Inc.*	2,300	79,971
Vertex Pharmaceuticals, Inc.*	2,650	117,819
Visa, Inc.	5,800	497,176
Weight Watchers	1,000	58,250
WellPoint, Inc.	8,500	554,880
Western Union Co.	46,200	706,398
Whole Foods Market, Inc.	2,200	143,682

ENERGY - 7.1%
Apache, Corp.	2,300	184,552
Arch Coal, Inc.	5,459	79,592
Baker Hughes, Inc.	3,700	170,755
Cameron International Corp.*	8,900	369,706
Chevron Corp.	19,342	1,790,876
Cimarex Energy Co.	4,000	222,800
Concho Resources, Inc.*	2,600	184,964
Continental Resources, Inc.*	6,100	295,057
Core Laboratories	1,300	116,779
Devon Energy Corp.	3,300	182,952
Diamond Offshore Drilling	4,800	262,752
Dresser-Rand Group, Inc.*	1,700	68,901
Dril-Quip, Inc.*	700	37,737
El Paso Corp.	13,200	230,736
EQT Corp.	6,300	336,168
Exxon Mobil Corp.	14,802	1,075,069
First Solar, Inc.*	1,100	69,531
FMC Technologies, Inc.*	6,100	229,360
Forest Oil Corp.*	13,400	192,960
Hess Corp.	3,700	194,102
Kosmos Energy Ltd*	3,200	37,472
Murphy Oil Corp.	5,600	247,296
Nabors Industries Ltd*	19,000	232,940
National Oilwell Varco, Inc.	7,400	379,028
Newfield Exploration Co.*	6,100	242,109
Occidental Petroleum Corp.	13,300	950,950
Oceaneering International	4,400	155,496
Peabody Energy Corp.	9,700	328,636
Petroleo Brasileiro SA - ADR	7,900	163,688
QEP Resources, Inc.	2,800	75,796
Quicksilver Resources, Inc.*	5,100	38,658
Range Resources Corp.	6,700	391,682

Royal Dutch Shell PLC - ADR	3,800	233,776
Schlumberger Ltd	3,760	224,585
SM Energy Co.	1,300	78,845
Southwestern Energy Co.*	2,000	66,660
Spectra Energy Corp.	8,700	213,411
Tetra Technologies, Inc.*	2,900	22,388
Ultra Petroleum Corp.*	6,400	177,408
Walter Energy, Inc.	5,000	300,050

FINANCIAL - 8.0%
Aflac, Inc.	8,600	300,570
Air Lease Corp.*	2,000	38,400
Arch Capital Group Ltd*	9,200	300,610
Axis Capital Holdings Ltd	1,700	44,098
BankUnited, Inc.	2,100	43,596
BB&T Corp.	16,500	351,945
BlackRock, Inc.	4,600	680,846
Brown & Brown, Inc.	5,100	90,780
CBOE Holdings, Inc.	4,100	100,327
CBRE Group, Inc.*	27,100	364,766
Charles Schwab Corp.	16,000	180,320
Chubb Corp.	7,200	431,928
CIT Group, Inc.*	6,400	194,368
Citigroup, Inc.	8,700	222,851
City National Corp.	4,600	173,696
CME Group, Inc.	1,900	468,160
Eaton Vance Corp.	2,100	46,767
Fifth Third Bancorp	25,500	257,550
First Horizon National Corp.	5,947	35,444
Forest City Enterprises, Inc.*	4,500	47,970
HCC Insurance Holdings, Inc.	10,500	284,025
IntercontinentalExchange*	1,800	212,868
Invesco Ltd	12,800	198,528
Jones Lang LaSalle, Inc.	3,300	170,973
JPMorgan Chase & Co.	40,600	1,222,872
KeyCorp	31,600	187,388
Lazard Ltd	3,500	73,850
Northern Trust Corp.	6,400	223,872
NYSE Euronext	10,000	232,400
PNC Financial Services Group	11,700	563,823
Principal Financial Group	10,100	228,967
Regions Financial Corp.	59,500	198,135
RenaissanceRe Holdings Ltd	4,400	280,720
SLM Corp.	19,200	239,040
State Street Corp.	7,900	254,064
SunTrust Banks, Inc.	20,600	369,770
SVB Financial Group*	900	33,300
TCF Financial Corp.	4,100	37,556
TD Ameritrade Holding Corp.	4,500	66,173
Travelers Cos., Inc.	7,100	345,983
US Bancorp	32,728	770,417
Waddell & Reed Financial	1,400	35,014
Wells Fargo & Co.	46,860	1,130,263
Willis Group Holdings PLC	13,000	446,810
WR Berkley Corp.	1,400	41,566
Zions Bancorporation	1,900	26,752

INDUSTRIAL - 7.1%
3M Co.	5,500	394,845
AMETEK, Inc.	2,650	87,371
Amphenol Corp.	2,800	114,156

Babcock & Wilcox Co.*	13,600	265,880
Boeing Co.	12,940	782,999
Caterpillar, Inc.	2,800	206,752
CH Robinson Worldwide, Inc.	2,900	198,563
CLARCOR, Inc.	1,200	49,656
Clean Harbors, Inc.*	1,200	61,560
Cooper Industries PLC	12,000	553,440
CSX Corp.	18,800	350,996
Cummins, Inc.	5,300	432,798
Dolby Laboratories, Inc.*	1,500	41,160
Donaldson Co., Inc.	1,500	82,200
Embraer SA - ADR*	14,500	367,865
Emerson Electric Co	7,800	322,218
Expeditors International	4,000	162,200
Flowserve Corp.	2,900	214,600
Fluor Corp.	7,100	330,505
General Cable Corp.*	1,700	39,695
General Dynamics Corp.	3,800	216,182
Gentex Corp.	4,100	98,605
Goodrich Corp.	1,200	144,816
Graco, Inc.	1,300	44,382
Honeywell International, Inc.	4,500	197,595
Hubbell, Inc.	1,800	89,172
IDEX Corp.	1,125	35,055
II-VI, Inc.*	2,800	49,000
Illinois Tool Works, Inc.	5,200	216,320
Itron, Inc.*	800	23,600
Jabil Circuit, Inc.	3,500	62,265
Joy Global, Inc.	7,800	486,564
Kansas City Southern*	3,400	169,864
Landstar System, Inc.	2,700	106,812
McDermott International, Inc.*	25,500	274,380
Mettler-Toledo*	600	83,976
National Instruments Corp.	2,175	49,721
Pall Corp.	2,400	101,760
Republic Services, Inc.	7,500	210,450
Rockwell Collins, Inc.	1,000	52,760
Roper Industries, Inc.	2,200	151,602
Stericycle, Inc.*	600	48,432
Terex Corp.*	1,400	14,364
Thermo Fisher Scientific*	6,800	344,352
TransDigm Group, Inc.*	800	65,336
Trimble Navigation Ltd*	4,800	161,040
Union Pacific Corp.	8,500	694,195
United Parcel Service, Inc.	10,200	644,130
United Technologies Corp.	8,500	598,060
Valmont Industries, Inc.	1,400	109,116
Wabtec Corp.	1,200	63,444
Waste Connections, Inc.	2,400	81,168
Waters Corp.*	800	60,392
Zebra Technologies Corp.*	1,300	40,222

TECHNOLOGY - 4.9%
Accenture PLC	9,000	474,120
Adobe Systems, Inc.*	17,200	415,724
Allscripts Healthcare*	6,500	117,130
Altera Corp.	3,300	104,049
Analog Devices, Inc.	11,400	356,250
ANSYS, Inc.*	2,400	117,696
Ariba, Inc.*	3,600	99,756
ARM Holdings PLC - ADR	4,500	114,750

Atmel, Corp.*	16,700	134,769
Autodesk, Inc.*	6,400	177,856
Cerner Corp.*	1,400	95,928
Check Point Software Tech.*	1,600	84,416
Citrix Systems, Inc.*	1,200	65,436
Concur Technologies, Inc.*	3,300	122,859
Dun & Bradstreet Corp.	700	42,882
Fortinet, Inc.*	2,600	43,680
Informatica Corp.*	2,600	106,470
Intel Corp.	11,000	234,685
International Business	4,600	804,402
Intersil Corp.	3,600	37,044
Intuit, Inc.	3,400	161,296
KLA-Tencor Corp.	1,300	49,764
Lam Research Corp.*	3,400	129,132
Linear Technology Corp.	17,100	472,815
Marvell Technology Group*	24,100	349,812
Microchip Technology, Inc.	14,212	442,135
MICROS Systems, Inc.*	1,600	70,288
MSCI, Inc.*	3,700	112,221
NetApp, Inc.*	1,200	40,716
Nuance Communications*	12,400	252,216
NVIDIA Corp.*	9,900	123,849
ON Semiconductor Corp.*	8,000	57,440
QLogic Corp.*	3,600	45,648
Red Hat, Inc.*	4,200	177,492
Riverbed Technology, Inc.*	2,000	39,920
Rovi Corp.*	2,700	116,046
Silicon Laboratories, Inc.*	3,400	114,036
Skyworks Solutions, Inc.*	3,300	59,268
Solera Holdings, Inc.	1,200	60,600
Teradata Corp.*	2,300	123,119
Texas Instruments, Inc.	11,400	303,810
TriQuint Semiconductor, Inc.*	5,700	28,614
Xilinx, Inc.	18,500	507,640

UTILITIES - 2.1%
Calpine Corp.*	22,000	309,760
Duke Energy Corp.	11,600	231,884
Entergy Corp.	5,500	364,595
Exelon Corp.	6,750	287,618
NextEra Energy, Inc.	4,500	243,090
NRG Energy, Inc.*	9,400	199,374
Pepco Holdings, Inc.	13,000	245,960
Progress Energy, Inc.	5,200	268,944
SCANA Corp.	9,200	372,140
Southern Co.	10,900	461,833
TECO Energy, Inc.	14,000	239,820

TOTAL COMMON STOCK - 56.0%
(Cost $85,933,429)		$ 85,759,373

* Securities are non-income producing
ADR - American Depository Receipt

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2011

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 1.6%
Barrick Gold Corp.	6.950	4/1/2019	1,500,000	$ 1,818,731
BHP Billiton Finance USA Ltd	7.250	3/1/2016	500,000	604,331

COMMUNICATIONS - 4.8%
Comcast Corp.	5.850	11/15/2015	2,000,000	2,268,698
Michigan Bell Telephone Co.	7.850	1/15/2022	2,000,000	2,522,128
Verizon New Jersey, Inc.	8.000	6/1/2022	650,000	826,365
Vodafone Group PLC	5.375	1/30/2015	1,500,000	1,669,536

CONSUMER, NON-CYCLICAL - 4.4%
Anheuser-Busch InBev	2.875	2/15/2016	1,000,000	1,047,113
Genentech, Inc.	4.750	7/15/2015	1,000,000	1,122,081
Gilead Sciences, Inc.	4.500	4/1/2021	1,000,000	1,077,801
Pfizer, Inc.	5.350	3/15/2015	1,500,000	1,708,931
Roche Holdings, Inc.*	6.000	3/1/2019	1,500,000	1,832,675

ENERGY - 4.5%
Kinder Morgan Energy Partners	6.850	2/15/2020	1,000,000	1,180,671
Shell International Finance	4.300	9/22/2019	1,000,000	1,123,253
Statoil ASA	7.500	10/1/2016	1,000,000	1,262,729
Total Capital SA	2.300	3/15/2016	2,000,000	2,053,054
TransCanada PipeLines Ltd	7.125	1/15/2019	1,000,000	1,269,486

FINANCIAL - 7.1%
American Honda Finance Corp.*	2.500	9/21/2015	1,000,000	1,011,012
Berkshire Hathaway Finance	5.400	5/15/2018	1,000,000	1,141,762
Citigroup, Inc.	4.750	5/19/2015	1,346,000	1,379,304
Citigroup, Inc.	0.607	6/9/2016	1,000,000	832,551
General Electric Capital Corp.	4.625	1/7/2021	1,000,000	1,037,853
HSBC Bank USA	4.875	8/24/2020	1,000,000	937,864
JPMorgan Chase & Co.	4.950	3/25/2020	1,000,000	1,057,465
Lloyds TSB Bank PLC	6.375	1/21/2021	1,000,000	985,925
Nationsbank Corp.	10.200	7/15/2015	1,250,000	1,382,788
PNC Funding Corp.	5.250	11/15/2015	1,000,000	1,073,244

GOVERNMENT - 4.2%
Federal Farm Credit Bank	4.875	12/16/2015	1,000,000	1,159,498
Federal Farm Credit Bank	1.700	10/28/2016	1,000,000	1,012,911
Federal Farm Credit Bank	5.150	11/15/2019	810,000	986,945
Federal Home Loan Banks	3.625	6/11/2021	1,000,000	1,079,537
Province of Ontario Canada	4.400	4/14/2020	1,000,000	1,138,638
Province of Quebec Canada	2.750	8/25/2021	1,000,000	990,737

INDUSTRIAL - 2.7%
Burlington Northern Santa Fe	5.750	3/15/2018	1,000,000	1,178,116
Clark Equipment Co.	8.000	5/1/2023	500,000	608,394
Lockheed Martin Corp.	3.350	9/15/2021	1,000,000	990,124
United Parcel Service of America	8.375	4/1/2020	1,000,000	1,406,781

MORTGAGE SECURITIES - 5.2%
Fannie Mae Pool	7.000	4/1/2033	414,074	476,072
Fannie Mae Pool	6.000	10/1/2036	966,907	1,064,867
Freddie Mac Gold Pool	6.500	6/1/2024	281,680	312,151

Freddie Mac Gold Pool	7.000	10/1/2031	585,008	674,586
Freddie Mac Gold Pool	6.500	2/1/2032	665,366	750,921
Freddie Mac Gold Pool	6.500	8/1/2032	349,147	394,042
Freddie Mac Gold Pool	6.500	12/1/2032	615,463	697,094
Freddie Mac Gold Pool	6.500	4/1/2033	272,425	308,135
Freddie Mac Gold Pool	6.000	2/1/2036	1,085,221	1,198,107
Freddie Mac Gold Pool	6.000	5/1/2037	1,022,795	1,123,381
Freddie Mac Gold Pool	6.000	8/1/2037	664,735	730,108
Lehman Mortgage Trust	6.000	9/25/2036	73,267	583
MASTR Asset Securitization	6.250	5/25/2036	319,657	267,416

TECHNOLOGY - 0.8%
Oracle Corp.	5.750	4/15/2018	1,000,000	1,191,433

UTILITIES - 6.9%
Commonwealth Edison Co.	5.800	3/15/2018	1,000,000	1,164,347
Consumers Energy Co.	6.700	9/15/2019	2,000,000	2,531,234
Duke Energy Indiana, Inc.	3.750	7/15/2020	1,000,000	1,063,188
Entergy Texas, Inc.	7.125	2/1/2019	1,000,000	1,212,286
Michigan Consolidated Gas Co.	8.250	5/1/2014	1,050,000	1,207,477
Oncor Electric Delivery Co LLC	5.000	9/30/2017	1,000,000	1,100,323
South Carolina Electric & Gas	6.500	11/1/2018	1,000,000	1,255,731
United Utilities PLC	5.375	2/1/2019	1,000,000	1,061,819

TOTAL FIXED-INCOME SECURITIES - 42.2%
(Cost $61,258,560)				64,564,330

SHORT-TERM INVESTMENTS - 0.7%
Fifth Third Inst. Money Market Fund, 0.06% Yield
(Cost $1,074,594)	1,074,594

TOTAL INVESTMENTS IN SECURITIES - 98.9%
(Cost $148,266,583)	151,398,297

OTHER ASSETS LESS LIABILITIES - 1.1%	1,653,212

TOTAL NET ASSETS - 100.0%	$ 153,051,509

* Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2011, the aggregate market value of these securities amounted to $2,843,687 or 1.86% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2011

Fixed Income Securities, Common Stock			Shares/Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 5.1%
ArcelorMittal	5.250	8/5/2020	3,000,000	$ 2,680,356
Barrick Gold Corp.	6.950	4/1/2019	2,500,000	3,031,218
Newmont Mining Corp.	5.125	10/1/2019	2,500,000	2,721,360
Rio Tinto Finance USA Ltd	3.500	11/2/2020	2,000,000	1,966,636
Steel Dynamics, Inc.	6.750	4/1/2015	3,025,000	2,972,063

COMMUNICATIONS - 10.1%
Cisco Systems, Inc.	4.450	1/15/2020	2,000,000	2,211,406
Comcast Corp.	5.850	11/15/2015	2,000,000	2,268,698
Cricket Communications, Inc.	7.750	5/15/2016	3,000,000	3,011,250
GTE Corp.	8.750	11/1/2021	1,500,000	2,096,832
Michigan Bell Telephone Co.	7.850	1/15/2022	3,000,000	3,783,192
News America, Inc.	8.500	2/23/2025	2,300,000	3,020,374
Qwest Corp.	7.625	6/15/2015	3,000,000	3,210,000
TW, Inc.	9.150	2/1/2023	2,000,000	2,742,700
Verizon New Jersey, Inc.	8.000	6/1/2022	1,000,000	1,271,330
Virgin Media Secured Finance	6.500	1/15/2018	3,000,000	3,187,500

CONSUMER, CYCLICAL - 1.9%
GameStop Corp.	8.000	10/1/2012	1,766,000	1,768,208
Wynn Las Vegas LLC	7.750	8/15/2020	3,000,000	3,150,000

CONSUMER, NON-CYCLICAL - 8.4%
Anheuser-Busch InBev	2.875	2/15/2016	2,000,000	2,094,226
Apria Healthcare Group, Inc.	11.250	11/1/2014	3,000,000	2,880,000
Gilead Sciences, Inc.	4.500	4/1/2021	3,000,000	3,233,403
Pfizer, Inc.	6.200	3/15/2019	2,500,000	3,132,843
Roche Holdings, Inc.*	6.000	3/1/2019	3,000,000	3,665,349
UnitedHealth Group, Inc.	4.700	2/15/2021	3,000,000	3,310,839
WellPoint, Inc.	5.875	6/15/2017	3,500,000	4,003,654

ENERGY - 7.9%
Husky Energy, Inc.	6.200	9/15/2017	2,575,000	2,975,333
Kinder Morgan Energy Partners	6.850	2/15/2020	2,000,000	2,361,342
Shell International Finance	4.300	9/22/2019	3,000,000	3,369,759
Statoil ASA	7.500	10/1/2016	3,000,000	3,788,187
Total Capital SA	4.450	6/24/2020	3,000,000	3,353,910
TransCanada PipeLines Ltd	7.125	1/15/2019	2,000,000	2,538,972
Ultramar Diamond Shamrock	7.200	10/15/2017	2,250,000	2,560,203

FINANCIAL - 14.4%
American Honda Finance Corp.*	2.500	9/21/2015	3,000,000	3,033,036
Bank of America Corp.	7.750	8/15/2015	1,160,000	1,163,724
Berkshire Hathaway Finance	5.400	5/15/2018	1,500,000	1,712,643
BlackRock, Inc.	5.000	12/10/2019	2,000,000	2,192,628
Citigroup, Inc.	6.125	11/21/2017	3,000,000	3,205,716
Fairfax Financial Holdings Ltd*	5.800	5/15/2021	2,500,000	2,379,910
General Electric Capital Corp.	4.625	1/7/2021	3,000,000	3,113,559
HSBC Bank USA	4.875	8/24/2020	2,000,000	1,875,728
HSBC USA Capital Trust II*	8.380	5/15/2027	1,000,000	999,419
Icahn Enterprises LP	7.750	1/15/2016	3,000,000	2,996,250
JPMorgan Chase & Co.	4.950	3/25/2020	3,000,000	3,172,395

Lloyds TSB Bank PLC	6.375	1/21/2021	1,500,000	1,478,888
MetLife, Inc.	6.750	6/1/2016	3,000,000	3,450,375
Nationsbank Corp.	10.200	7/15/2015	2,000,000	2,212,460
PNC Funding Corp.	5.250	11/15/2015	3,001,000	3,220,805
Royal Bank of Scotland PLC	6.125	1/11/2021	2,000,000	1,977,130

GOVERNMENT - 10.6%
Federal Farm Credit Bank	4.875	12/16/2015	3,000,000	3,478,494
Federal Farm Credit Bank	1.700	10/28/2016	3,035,000	3,074,185
Federal Farm Credit Bank	4.670	2/27/2018	3,000,000	3,496,869
Federal Farm Credit Bank	5.050	8/1/2018	1,000,000	1,196,620
Federal Farm Credit Bank	5.150	11/15/2019	3,300,000	4,020,888
Federal Home Loan Banks	3.625	6/11/2021	3,000,000	3,238,611
Federal Home Loan Mortgage	1.750	9/10/2015	3,000,000	3,093,255
Province of Ontario Canada	4.400	4/14/2020	3,000,000	3,415,914
Province of Quebec Canada	2.750	8/25/2021	3,000,000	2,972,211

INDUSTRIAL - 3.1%
Case New Holland, Inc.	7.875	12/1/2017	2,500,000	2,662,500
Clark Equipment Co.	8.000	5/1/2023	500,000	608,394
Lockheed Martin Corp.	3.350	9/15/2021	2,000,000	1,980,248
United Parcel Service of America	8.375	4/1/2020	2,000,000	2,813,562

MORTGAGE SECURITIES - 11.4%
Fannie Mae Pool	7.000	2/1/2032	821,609	943,599
Fannie Mae Pool	7.000	3/1/2032	821,722	945,939
Fannie Mae Pool	7.000	4/1/2033	647,654	744,625
Fannie Mae Pool	6.000	10/1/2036	2,622,112	2,887,764
Fannie Mae Pool	6.000	7/1/2037	2,990,325	3,286,741
Freddie Mac Gold Pool	6.500	6/1/2024	657,254	728,352
Freddie Mac Gold Pool	7.000	10/1/2031	998,364	1,151,237
Freddie Mac Gold Pool	6.500	2/1/2032	1,065,628	1,202,649
Freddie Mac Gold Pool	7.000	5/1/2032	1,384,857	1,600,038
Freddie Mac Gold Pool	6.500	8/1/2032	465,530	525,389
Freddie Mac Gold Pool	6.500	4/1/2033	817,274	924,405
Freddie Mac Gold Pool	7.000	9/1/2033	275,595	319,177
Freddie Mac Gold Pool	6.000	2/1/2036	2,984,358	3,294,793
Freddie Mac Gold Pool	6.000	7/1/2036	2,935,839	3,230,983
Freddie Mac Gold Pool	6.000	5/1/2037	3,068,386	3,370,143
Freddie Mac Gold Pool	6.000	8/1/2037	2,585,881	2,840,186
Freddie Mac Gold Pool	6.500	10/1/2038	1,624,157	1,827,921
Lehman Mortgage Trust	6.000	9/25/2036	134,930	1,074
MASTR Alternative Loans Trust	6.500	12/25/2033	183,113	189,078

TECHNOLOGY - 1.3%
Hewlett-Packard Co.	2.200	12/1/2015	1,000,000	989,072
Oracle Corp.	5.750	4/15/2018	2,000,000	2,382,866

UTILITIES - 14.5%
AES Corp.	8.000	10/15/2017	3,000,000	3,015,000
Calpine Construction Finance*	8.000	6/1/2016	3,000,000	3,075,000
Carolina Power & Light Co.	8.625	9/15/2021	3,000,000	4,273,038
CenterPoint Energy Houston	9.150	3/15/2021	2,300,000	3,163,041
Commonwealth Edison Co.	6.150	9/15/2017	2,155,000	2,528,692
Consumers Energy Co.	6.700	9/15/2019	3,000,000	3,796,851
Dominion Resources, Inc.	4.450	3/15/2021	2,500,000	2,719,343
Duke Energy Corp.	5.050	9/15/2019	3,000,000	3,380,286
Entergy Gulf States Louisiana	6.000	5/1/2018	1,000,000	1,153,351
Entergy Texas, Inc.	7.125	2/1/2019	2,000,000	2,424,572
Oncor Electric Delivery Co LLC	5.000	9/30/2017	2,000,000	2,200,646
Sempra Energy	6.500	6/1/2016	3,000,000	3,510,066
United Utilities PLC	5.375	2/1/2019	3,000,000	3,185,457

TOTAL FIXED-INCOME SECURITIES - 88.7%
(Cost $223,932,949)		234,408,930

COMMON STOCK

COMMUNICATIONS - 0.9%
AT&T, Inc.	86,200	2,458,424

CONSUMER, NON-CYCLICAL - 6.5%
Kimberly-Clark Corp.	35,900	2,549,259
Johnson & Johnson	36,600	2,331,054
PepsiCo., Inc.	39,500	2,445,050
Procter & Gamble Co.	41,700	2,634,606
Kraft Foods, Inc.	70,800	2,377,464
Merck & Co., Inc.	75,400	2,465,580
Altria Group, Inc.	91,800	2,461,158

ENERGY - 0.9%
Exxon Mobil Corp.	32,203	2,338,904

UTILITIES - 1.0%
Exelon Corp.	60,000	2,556,600

TOTAL COMMON STOCK - 9.3%
(Cost $23,624,382)		24,618,099

SHORT-TERM INVESTMENTS - 1.1%
Fifth Third Inst. Money Market Fund, 0.06% Yield
(Cost $3,045,095)		3,045,095

TOTAL INVESTMENTS IN SECURITIES - 99.1%
(Cost $250,602,426)		262,072,124

OTHER ASSETS LESS LIABILITIES - 0.9%		2,310,642

TOTAL NET ASSETS - 100.0%		$ 264,382,766

* Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2011, the aggregate market value of these securities amounted to $13,152,714 or 4.97% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2011

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 2.0%
Freeport-McMoRan Copper	5,709	$ 173,839

COMMUNICATIONS - 16.8%
AT&T, Inc.	5,595	159,569
Cisco Systems, Inc.	22,951	355,741
Google, Inc.*	294	151,422
Liberty Media Corp.*	4,554	309,900
Symantec Corp.*	15,450	251,835
Vodafone Group PLC - ADR	8,900	228,374

CONSUMER, CYCLICAL - 3.5%
CVS Caremark Corp.	3,930	132,009
Wal-Mart Stores, Inc.	3,314	171,997

CONSUMER, NON-CYCLICAL 21.4%
Altria Group, Inc.	6,237	167,214
Amgen, Inc.	4,169	229,128
Bristol-Myers Squibb Co.	9,314	292,273
Eli Lilly & Co.	5,063	187,179
Forest Laboratories, Inc.*	5,290	162,879
Johnson & Johnson	5,082	323,673
Kimberly-Clark Corp.	3,228	229,220
Pfizer, Inc.	14,585	257,863

ENERGY - 13.8%
Apache, Corp.	2,361	189,447
Chevron Corp.	1,683	155,829
ConocoPhillips	5,020	317,866
Devon Energy Corp.	2,829	156,840
Noble Corp.*	6,821	200,196
Occidental Petroleum Corp.	2,406	172,029

FINANCIAL - 18.4%
ACE Ltd	4,121	249,733
Bank of America Corp.	21,920	134,150
Berkshire Hathaway, Inc.*	3,975	282,384
Capital One Financial Corp.	5,506	218,203
Citigroup, Inc.	6,926	177,409
JPMorgan Chase & Co.	7,615	229,364
Loews Corp.	6,161	212,863
Wells Fargo & Co.	3,659	88,255

INDUSTRIAL - 7.4%
General Dynamics Corp.	2,629	149,564
ITT Corp.	4,942	207,564
L-3 Communications	1,893	117,309
Northrop Grumman Corp.	3,174	165,588

TECHNOLOGY - 14.6%
Dell, Inc.*	21,232	300,220
EMC Corp.*	13,206	277,194
Intel Corp.	4,255	90,780

Microsoft Corp.	11,955	297,560
Oracle Corp.	10,126	291,021

TOTAL COMMON STOCK - 97.9%
(Cost $9,029,725)		8,465,483

SHORT-TERM INVESTMENTS - 2.0%
Fifth Third Inst. Money Market Fund, 0.06% Yield
(Cost $175,692)		175,692

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $9,205,417)		8,641,175

OTHER ASSETS LESS LIABILITIES - 0.1%		8,570

TOTAL NET ASSETS - 100.0%		$ 8,649,745

* Securities are non-income producing
ADR - American Depository Receipt

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service.  The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service.  Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund’s net asset value is calculated.  Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

     Level 1 – quoted prices in active markets for identical securities

     Level 2 – other significant observable inputs (including quoted prices for similar securities,

     interest rates, prepayment speeds, credit risk, etc.)

     Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments in securities as of September 30, 2011:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 – Quoted Prices: Common Stock* Short-term Investments	$78,859,526 988,312	$85,759,373 1,074,594	$24,618,099 3,045,095	$8,465,483 175,692

Level 2 – Other Significant Observable Inputs: Fixed Income Securities*	$0	$64,564,330	$234,408,930	$0

Level 3 – Significant Unobservable Inputs: Fixed Income Securities*	$0	$0	$0	$0
Total Market Value of Investments	$79,847,838	$151,398,297	$262,072,124	$8,641,175

*Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type.

The following is a reconciliation of the Level 3 investments in securities for the quarter ended September 30, 2011:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Balance as of 12/31/2010	$ 0	$ 0	$ 578,950	$ 0
Accrued discounts/premiums	0	0	0	0
Realized gain/loss	0	0	(1,005,654)	0
Change in unrealized appreciation (depreciation)	0	0	530,129	0
Net purchases (sales)	0	0	(103,425)	0
Transfers in to (out of) Level 3 to level 2**	0	0	0	0
Balance as of 09/30/2011	$ 0	$ 0	$ 0	$ 0

** Transfers made during the quarter ending September 30, 2011 resulted from inputs with a higher priority in the fair value hierarchy becoming available. It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

c)  At September 30, 2011, the gross unrealized net appreciation and depreciation of securities for financial reporting consisted of the following:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Unrealized Appreciation	$ 12,952,337	$ 13,567,566	$ 14,058,352	$ 577,903
Unrealized Depreciation	(13,683,126)	(10,435,852)	(2,588,654)	(1,142,145)
Net Unrealized Appreciation/(Depreciation)	($730,789)	$ 3,131,714	$ 11,469,698	($564,242)

d)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.

(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advance Capital I, Inc.

/S/ Robert J. Cappelli

-------------------------------------------

Robert J. Cappelli, President & Treasurer

Date:  November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Robert J. Cappelli

-----------------------------------------

Robert J. Cappelli, President & Treasurer

Date:  November 22, 2011

/S/ Christopher M. Kostiz

-----------------------------------------

Christopher M. Kostiz, Vice President

Date:  November 22, 2011

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)